INNOVATOR EQUITY MANAGED FLOOR ETF
Schedule of Investments
January 31, 2023 (Unaudited)

	Shares		Value
COMMON STOCKS - 94.33%
Advertising - 0.08%
The Trade Desk, Inc. - Class A (a)	399		$20,229

Aerospace & Defense - 1.63%
HEICO Corp.	275		47,011
HEICO Corp. - Class A	210		28,073
Lockheed Martin Corp.	294		136,198
The Boeing Co. (a)	504		107,352
TransDigm Group, Inc.	127		91,154
			409,788
Agriculture - 0.52%
Philip Morris International, Inc.	1,260		131,342

Airlines - 0.27%
Delta Air Lines, Inc. (a)	1,701		66,509

Apparel - 0.53%
NIKE, Inc. - Class B	1,050		133,696

Auto Manufacturers - 1.78%
Ford Motor Co.	3,402		45,961
General Motors Co.	1,428		56,149
Lucid Group, Inc. (a)	588		6,874
Rivian Automotive, Inc. - Class A (a)	399		7,741
Tesla, Inc. (a)	1,911		331,023
			447,748
Banks - 4.17%
Bank of America Corp.	6,304		223,666
Citizens Financial Group, Inc.	1,029		44,576
Huntington Bancshares, Inc./OH	3,045		46,193
JPMorgan Chase & Co.	2,315		324,007
KeyCorp	2,730		52,389
Regions Financial Corp.	2,478		58,332
The Goldman Sachs Group, Inc.	399		145,957
Wells Fargo & Co.	3,213		150,593
			1,045,713
Beverages - 2.02%
Brown-Forman Corp. - Class A	294		19,551
Brown-Forman Corp. - Class B	651		43,344
PepsiCo, Inc.	1,283		219,419
The Coca-Cola Co.	3,654		224,064
			506,378
Biotechnology - 2.09%
Alnylam Pharmaceuticals, Inc. (a)	105		23,772
Amgen, Inc.	483		121,909
BioMarin Pharmaceutical, Inc. (a)	273		31,491
Gilead Sciences, Inc.	1,113		93,425
Horizon Therapeutics PLC (a)	231		25,345
Moderna, Inc. (a)	252		44,367
Regeneron Pharmaceuticals, Inc. (a)	84		63,711
Royalty Pharma PLC - Class A	672		26,336
Seagen, Inc. (a)	147		20,504
Vertex Pharmaceuticals, Inc. (a)	231		74,636
			525,496
Chemicals - 1.68%
Albemarle Corp.	105		29,552
Celanese Corp.	336		41,395
Dow, Inc.	1,323		78,521
Linde PLC (b)	486		160,836
LyondellBasell Industries NV - Class A	483		46,701
PPG Industries, Inc.	504		65,691
			422,696
Commercial Services - 1.17%
Block, Inc. (a)	420		34,322
Cintas Corp.	189		83,867
PayPal Holdings, Inc. (a)	966		78,719
TransUnion	441		31,642
United Rentals, Inc. (a)	147		64,820
			293,370
Computers - 7.97%
Accenture PLC - Class A	630		175,801
Apple, Inc.	11,553		1,666,982
Crowdstrike Holdings, Inc. - Class A (a)	210		22,239
Dell Technologies, Inc. - Class C	357		14,501
International Business Machines Corp. (b)	801		107,919
Zscaler, Inc. (a)	105		13,037
			2,000,479
Cosmetics & Personal Care - 1.17%
The Procter & Gamble Co.	2,058		293,018

Diversified Financial Services - 4.16%
American Express Co.	546		95,512
Apollo Global Management, Inc.	525		37,160
Blue Owl Capital, Inc.	1,113		14,002
Coinbase Global, Inc. - Class A (a)	126		7,368
Franklin Resources, Inc.	777		24,242
Interactive Brokers Group, Inc. - Class A	336		26,860
LPL Financial Holdings, Inc.	126		29,877
Mastercard, Inc. - Class A	695		257,567
Nasdaq, Inc.	1,158		69,701
Rocket Cos., Inc. - Class A	798		7,509
T Rowe Price Group, Inc.	441		51,363
The Charles Schwab Corp.	1,218		94,298
Tradeweb Markets, Inc. - Class A	294		21,915
Visa, Inc. - Class A	1,328		305,719
			1,043,093
Electric - 2.73%
Alliant Energy Corp.	1,223		66,079
Ameren Corp.	840		72,971
Avangrid, Inc.	840		35,423
CenterPoint Energy, Inc.	2,373		71,475
CMS Energy Corp.	1,155		72,984
Consolidated Edison, Inc.	840		80,061
DTE Energy Co.	631		73,429
Entergy Corp.	630		68,216
Evergy, Inc.	1,094		68,539
PPL Corp.	2,541		75,214
			684,391
Electrical Components & Equipment - 0.27%
AMETEK, Inc.	462		66,953

Electronics - 0.52%
TE Connectivity Ltd.	693		88,115
Trimble, Inc. (a)	714		41,455
			129,570
Energy - Alternate Sources - 0.17%
Enphase Energy, Inc. (a)	126		27,894
First Solar, Inc. (a)	84		14,918
			42,812
Engineering & Construction - 0.18%
Jacobs Solutions, Inc.	357		44,107

Entertainment - 0.04%
Warner Music Group Corp. - Class A	252		9,185

Environmental Control - 0.67%
Republic Services, Inc.	567		70,773
Waste Management, Inc.	630		97,480
			168,253
Food - 0.99%
Albertsons Cos., Inc. - Class A	546		11,575
Campbell Soup Co.	1,218		63,251
Conagra Brands, Inc.	1,491		55,450
Kellogg Co.	966		66,248
The J M Smucker Co.	336		51,341
			247,865
Forest Products & Paper - 0.19%
International Paper Co.	1,134		47,424

Healthcare - Products - 3.69%
Abbott Laboratories	1,492		164,941
Avantor, Inc. (a)	798		19,072
Danaher Corp.	589		155,720
GE HealthCare Technologies, Inc. (a)	378		26,279
Insulet Corp. (a)	84		24,135
Intuitive Surgical, Inc. (a)	336		82,551
Medtronic PLC	1,386		115,994
Teleflex, Inc.	147		35,783
The Cooper Cos., Inc.	189		65,948
Thermo Fisher Scientific, Inc.	315		179,654
Zimmer Biomet Holdings, Inc.	441		56,157
			926,234
Healthcare - Services - 2.13%
HCA Healthcare, Inc.	231		58,921
Humana, Inc. (b)	189		96,711
UnitedHealth Group, Inc.	758		378,386
			534,018
Home Builders - 0.25%
Lennar Corp. - Class B	714		61,661

Household Products & Wares - 0.24%
Church & Dwight Co., Inc.	735		59,432

Insurance - 3.70%
Arch Capital Group Ltd. (a)	819		52,703
Arthur J Gallagher & Co.	444		86,900
Berkshire Hathaway, Inc. - Class B (a)	1,092		340,179
Brown & Brown, Inc.	903		52,880
Loews Corp.	1,134		69,718
Markel Corp. (a)	42		59,177
Principal Financial Group, Inc.	630		58,307
Prudential Financial, Inc.	840		88,149
The Hartford Financial Services Group, Inc.	777		60,303
W R Berkley Corp.	861		60,391
			928,707
Internet - 9.15%
Airbnb, Inc. - Class A (a)	336		37,333
Alphabet, Inc. - Class A (a)	4,452		440,036
Alphabet, Inc. - Class C (a)	3,969		396,384
Amazon.com, Inc. (a)	6,321		651,884
Booking Holdings, Inc. (a)	42		102,232
CDW Corp/DE	336		65,866
Chewy, Inc. - Class A (a)	147		6,624
Coupang, Inc. (a)	756		12,769
DoorDash, Inc. - Class A (a)	168		9,731
Expedia Group, Inc. (a)	172		19,660
MercadoLibre, Inc. (a)	42		49,631
Meta Platforms, Inc. - Class A (a)	1,622		241,630
Netflix, Inc. (a)	315		111,466
Okta, Inc. (a)	168		12,366
Palo Alto Networks, Inc. (a)	273		43,309
Pinterest, Inc. - Class A (a)(b)	714		18,771
Snap, Inc. - Class A (a)	966		11,167
Spotify Technology SA (a)	168		18,937
Uber Technologies, Inc. (a)	1,512		46,766
			2,296,562
Iron & Steel - 0.20%
Nucor Corp.	294		49,692

Lodging - 0.20%
MGM Resorts International	1,197		49,568

Machinery - Construction & Mining - 0.46%
Caterpillar, Inc.	462		116,558

Machinery - Diversified - 1.17%
Deere & Co.	252		106,556
Dover Corp.	525		79,711
IDEX Corp.	294		70,466
Westinghouse Air Brake Technologies Corp.	357		37,060
			293,793
Media - 1.58%
Comcast Corp. - Class A	3,591		141,306
FactSet Research Systems, Inc.	105		44,409
Liberty Broadband Corp - Class A (a)	105		9,410
Liberty Broadband Corp - Class C (a)	231		20,739
Paramount Global - Class A	252		6,716
Sirius XM Holdings, Inc.	3,087		17,874
The Walt Disney Co. (a)	1,449		157,202
			397,656
Mining - 0.35%
Freeport-McMoRan, Inc.	1,533		68,402
Southern Copper Corp.	253		19,028
			87,430
Miscellaneous Manufacturing - 1.24%
3M Co.	819		94,251
Carlisle Cos., Inc.	189		47,413
General Electric Co.	1,134		91,264
Trane Technologies PLC	442		79,171
			312,099
Oil & Gas - 4.15%
Chevron Corp.	1,554		270,427
ConocoPhillips	1,346		164,037
Devon Energy Corp.	945		59,762
Exxon Mobil Corp.	3,384		392,578
Marathon Oil Corp.	1,575		43,265
Occidental Petroleum Corp.	840		54,424
Valero Energy Corp.	420		58,813
			1,043,306
Oil & Gas Services - 0.44%
Baker Hughes Co. (b)	1,155		36,660
Schlumberger Ltd.	1,323		75,385
			112,045
Pharmaceuticals - 6.26%
AbbVie, Inc.	1,391		205,520
AmerisourceBergen Corp.	294		49,674
Bristol-Myers Squibb Co.	1,806		131,206
Cigna Corp.	336		106,401
CVS Health Corp.	1,113		98,189
Dexcom, Inc. (a)	336		35,982
Eli Lilly & Co.	630		216,814
Johnson & Johnson	2,058		336,317
Merck & Co., Inc.	1,911		205,261
Pfizer, Inc.	4,222		186,444
			1,571,808
Pipelines - 0.43%
Cheniere Energy, Inc.	273		41,712
Kinder Morgan, Inc.	3,654		66,868
			108,580
Private Equity - 0.55%
Ares Management Corp. - Class A	336		27,885
Blackstone, Inc.	630		60,455
KKR & Co., Inc.	882		49,224
			137,564
Retail - 5.66%
Costco Wholesale Corp.	399		203,945
Genuine Parts Co.	294		49,339
Lowe’s Cos., Inc.	651		135,571
Lululemon Athletica, Inc. (a)	126		38,667
McDonald’s Corp.	719		192,260
Ross Stores, Inc.	630		74,460
Starbucks Corp.	1,071		116,888
Target Corp.	441		75,914
The Home Depot, Inc.	882		285,917
Ulta Beauty, Inc. (a)	84		43,173
Walmart, Inc.	1,281		184,297
Yum China Holdings, Inc. (b)	336		20,701
			1,421,132
Semiconductors - 5.21%
Advanced Micro Devices, Inc. (a)	1,450		108,968
Broadcom, Inc.	357		208,849
GLOBALFOUNDRIES, Inc. (a)	84		4,980
Intel Corp.	3,423		96,734
Lam Research Corp.	210		105,021
Marvell Technology, Inc.	1,008		43,495
Micron Technology, Inc.	1,008		60,782
NVIDIA Corp.	1,785		348,735
QUALCOMM, Inc.	882		117,491
Teradyne, Inc.	487		49,528
Texas Instruments, Inc.	926		164,097
			1,308,680
Software - 9.36%
Adobe, Inc. (a)	378		139,988
Aspen Technology, Inc. (a)	42		8,348
Atlassian Corp. - Class A (a)(b)	147		23,758
Bentley Systems, Inc. - Class B	399		15,581
Bill.com Holdings, Inc. (a)	105		12,140
Broadridge Financial Solutions, Inc.	399		59,994
Cloudflare, Inc. - Class A(a)	231		12,222
Datadog, Inc. - Class A (a)	273		20,423
DocuSign, Inc. (a)	336		20,375
HubSpot, Inc. (a)	42		14,574
Intuit, Inc.	275		116,234
Microsoft Corp.	5,292		1,311,410
MongoDB, Inc. (a)	63		13,495
Oracle Corp.	1,197		105,887
Palantir Technologies, Inc. - Class A(a)	1,743		13,561
ROBLOX Corp. - Class A (a)	294		10,940
Salesforce, Inc. (a)	777		130,512
ServiceNow, Inc. (a)	168		76,462
Snowflake, Inc. - Class A(a)	231		36,138
Splunk, Inc. (a)	189		18,101
SS&C Technologies Holdings, Inc.	651		39,288
Twilio, Inc. - Class A (a)	252		15,080
Unity Software, Inc. (a)	189		6,713
Veeva Systems, Inc. - Class A (a)	147		25,071
VMware, Inc. - Class A (a)	317		38,823
Workday, Inc. - Class A(a)	210		38,100
Zoom Video Communications, Inc. - Class A (a)	231		17,325
ZoomInfo Technologies, Inc. (a)	336		9,485
			2,350,028
Telecommunications - 1.76%
AT&T, Inc.	7,017		142,936
Cisco Systems, Inc.	3,827		186,260
T-Mobile US, Inc. (a)	719		107,354
Ubiquiti, Inc.	21		6,135
			442,685
Transportation - 1.15%
Expeditors International of Washington, Inc.	462		49,965
FedEx Corp.	294		56,995
JB Hunt Transport Services, Inc.	210		39,701
Union Pacific Corp.	693		141,504
			288,165
TOTAL COMMON STOCKS (Cost $22,668,829)			23,677,518

REAL ESTATE INVESTMENT TRUSTS - 2.52%
Apartments - 1.25%
Camden Property Trust	567		69,860
Essex Property Trust, Inc.	252		56,970
Invitation Homes, Inc.	1,743		56,648
Mid-America Apartment Communities, Inc.	441		73,524
UDR, Inc.	1,323		56,347
			313,349
Diversified - 0.60%
American Tower Corp.	420		93,823
WP Carey, Inc.	672		57,476
			151,299
Health Care - 0.29%
Healthpeak Properties, Inc.	2,689		73,893

Manufactured Homes - 0.25%
Sun Communities, Inc.	399		62,587

Office Property - 0.13%
Boston Properties, Inc.	441		32,872
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $591,951)			634,000

PURCHASED OPTIONS - 1.39% (c)	Contracts	Notional Amount	Value
PUT OPTIONS - 1.39%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2023, Strike Price $345.00	154	$ 6,259,792	18,326
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2023, Strike Price $344.00	153	6,219,144	62,424
SPY SPDR S&P 500® Trust ETF, Expires 9/29/2023, Strike Price $345.00	154	6,259,792	115,192
SPY SPDR S&P 500® Trust ETF, Expires 12/29/2023, Strike Price $345.00	154	6,259,792	151,767
TOTAL PURCHASED OPTIONS (Cost $608,379)			347,709

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.30%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.53% (d)	325,905		325,905
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $325,905)			325,905

SHORT TERM INVESTMENTS - 2.33%
Money Market Deposit Account - 2.33%	Principal Amount		Value
U.S. Bank Money Market Deposit Account, 3.900% (e)	$585,599		585,599
TOTAL SHORT TERM INVESTMENTS (Cost $585,599)			585,599

Total Investments (Cost $24,780,663) - 101.87%			25,570,731
Liabilities in Excess of Other Assets - (1.87)%			(469,670)
TOTAL NET ASSETS - 100.00%			$25,101,061

Asset Type	% of Net Assets
Common Stocks	94.33%
Real Estate Investment Trusts	2.52
Purchased Options	1.39
Investments Purchased with Proceeds From Securities Lending	1.30
Short Term Investments	2.33
Total Investments	101.87
Liabilities in Excess of Other Assets	(1.87)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $328,010, or 1.31% of net assets. See Note 2.
(c) Exchange-Traded.
(d) Represents annualized seven-day yield as of the end of the reporting period.
(e) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of January 31, 2023.

Schedule of Options Written (a)
January 31, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPXW S&P® 500 Index	2/1/2023	$877.73	21	$(8,560,860)	$(89,229)
SPXW S&P® 500 Index	2/6/2023	2,241.23	21	(8,560,860)	(30,702)
SPXW S&P® 500 Index	2/10/2023	2,241.23	21	(8,560,860)	(25,851)
Total Options Written (Premiums Received $85,519)					$(145,782)

(a) Exchange-Traded.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust (the “Trust”) in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

Exchange-traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$23,677,518	$-	$-	$23,677,518
Real Estate Investment Trusts	634,000	-	-	634,000
Purchased Options	-	347,709	-	347,709
Investments Purchased with Proceeds From Securities Lending	-	325,905	-	325,905
Short Term Investments	585,599	-	-	585,599
Total Assets	$24,897,117	$673,614	$-	$25,570,731

Liabilities
Options Written	$-	$145,782	$-	$145,782
Total Liabilities	$-	$145,782	$-	$145,782

There were no Level 3 investments held by the Fund during the reporting period.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Fund invests primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writers of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Fund are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

The average volume of derivative activity during the period ended January 31, 2023, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
	$371,798	$(84,625)

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund’s Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of January 31, 2023, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
	$328,010	$325,905